Prospectus Investor Class [Member] Investment Objectives and Goals - Prospectus-Investor Class - Payden Low Duration Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PAYDEN LOW DURATION FUND
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Fund seeks a high level of total return that is consistent with preservation of capital.